Private Placement (Details) - CM Life Sciences, Inc. - USD ($)		6 Months Ended
	Sep. 04, 2020	Dec. 31, 2020
Class A common stock
Private Placement (Details) [Line Items]
Warrant exercise price (in dollars per share)	$ 11.50	$ 11.50
Private Placement
Private Placement (Details) [Line Items]
Sale of stock shares price (in dollars per share)	$ 10.00
Purchase of warrants	166,666	166,666
Sponsor
Private Placement (Details) [Line Items]
Purchase of warrants	6,903,335	6,903,335
Sponsor | Private Placement
Private Placement (Details) [Line Items]
Purchase of aggregate private placement warrants	7,236,667	7,236,667
Sale of stock shares price (in dollars per share)	$ 1.50	$ 1.50
Aggregate purchase price (in Dollars)	$ 10,855,000	$ 10,855,000